Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Muhlenkamp Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Muhlenkamp Fund
Account Value	$ 19,972	$ 18,001	$ 15,801	$ 15,358	$ 11,904	$ 10,642	$ 9,303	$ 10,728	$ 9,033	$ 9,379	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX
Account Value	$ 13,441	$ 13,063	$ 12,640	$ 11,873	$ 11,093	$ 10,944	$ 10,699	$ 10,499	$ 10,282	$ 10,073	$ 10,000